COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	¥ 23,738,000	¥ 20,976,000	¥ 19,783,000
Accrual of loss contingency accrued	0
Future minimum lease commitments
2022	26,263,000
2024	9,615,000
2025	¥ 2,806,000